FINANCIAL AND OTHER INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2015
FINANCIAL AND OTHER INCOME, NET [Abstract]
SCHEDULE OF FINANCIAL AND OTHER INCOME, NET
	Year ended December 31,
	2015	2014	2013

Interest income	$815	$346	$169
Bank fees and other finance expenses	(60)	(16)	(28)
Change in fair value of research and development funding arrangement	-	269	(811)
Change in fair value of liability with respect to outstanding options to non-employee	-	-	104
Loss in respect to Termination and Equity Conversion Agreement	-	(792)
Gain from sales of marketable securities	436	2,345	3,711
Foreign currency translation adjustments	(46)	(394)	315

Financial and other income, net	$1,145	$1,758	$3,460